Related-party transactions - Summary of Information About Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	€ 1,702	€ 3,210	€ 5,262
Share-based payments	(8,645)	14,422	41,230
Total	€ (6,943)	€ 17,632	€ 46,492